Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

			Average Summary	Average	Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for Mr. Bienaimé(1) ($)	Compensation Actually Paid to Mr. Bienaimé (1),(2),(3) ($)	Compensation Table Total for Non-PEO NEOs(1) ($)	Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	TSR ($)	Peer Group TSR ($)	GAAP Net Income (Loss) ($ Millions)	Managed Sales Revenue ($ in Millions)(5)
2022	18,351,880	34,379,532	6,114,555	10,821,939	122.40	113.65	141.6	1,914
2021	18,262,538	18,390,254	5,510,297	5,670,256	104.49	126.45	(64.1)	1,655
2020	18,146,399	22,341,893	5,195,953	4,752,027	103.71	126.42	854.0	1,664

Company Selected Measure Name	Managed Sales Revenue
Named Executive Officers, Footnote [Text Block]
(1)	Jean-Jacques Bienaimé was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Brian R. Mueller	Brian R. Mueller	Brian R. Mueller
Jeff Ajer	Jeff Ajer	Jeff Ajer
Henry J. Fuchs, M.D.	Henry J. Fuchs, M.D.	Henry J. Fuchs, M.D.
C. Greg Guyer, Ph.D.	C. Greg Guyer, Ph.D.	G. Eric Davis
Robert A. Baffi, Ph.D.
Daniel Spiegelman

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index (“Nasdaq Biotech Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 18,351,880	$ 18,262,538	$ 18,146,399
PEO Actually Paid Compensation Amount	$ 34,379,532	18,390,254	22,341,893
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Bienaimé ($)	Exclusion of Stock Awards and Option Awards for Mr. Bienaimé ($)	Inclusion of Equity Values for Mr. Bienaimé ($)	Compensation Actually Paid to Mr. Bienaimé ($)
2022	18,351,880	(14,829,402)	30,857,054	34,379,532
2021	18,262,538	(14,589,346)	14,717,062	18,390,254
2020	18,146,399	(15,061,322)	19,256,816	22,341,893

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Bienaimé ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Bienaimé ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Bienaimé ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Bienaimé ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Bienaimé ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Bienaimé ($)	Total - Inclusion of Equity Values for Mr. Bienaimé ($)
2022	19,531,007	12,607,769	—	(1,281,722)	—	—	30,857,054
2021	16,269,126	173,631	—	(1,725,695)	—	—	14,717,062
2020	19,065,108	578,838	—	(387,130)	—	—	19,256,816

Non-PEO NEO Average Total Compensation Amount	$ 6,114,555	5,510,297	5,195,953
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,821,939	5,670,256	4,752,027
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	6,114,555	(4,852,702)	9,560,086	10,821,939
2021	5,510,297	(4,107,977)	4,267,936	5,670,256
2020	5,195,953	(3,885,645)	3,441,719	4,752,027

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	6,541,104	3,376,323	—	(357,341)	—	—	9,560,086
2021	4,580,949	73,649	—	(386,662)	—	—	4,267,936
2020	4,289,689	109,067	—	(79,431)	(877,606)	—	3,441,719

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID VERSUS BIOMARIN TSR

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between Compensation Actually Paid and GAAP Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our GAAP Net Income (Loss) during the three most recently completed fiscal years.

PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID VERSUS BIOMARIN GAAP NET INCOME (LOSS)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between Compensation Actually Paid and Managed Sales Revenue ($ in Millions)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Managed Sales Revenue ($ in Millions) during the three most recently completed fiscal years.

PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID VERSUS BIOMARIN MANAGED SALES REVENUE ($ IN MILLIONS)

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Biotechnology Index over the same period.

COMPARISON OF CUMULATIVE TSR OF BIOMARIN AND NASDAQ BIOTECHNOLOGY INDEX

Tabular List [Table Text Block]

Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Managed Sales Revenue
Core Operating Margin
Relative TSR
Non-GAAP Income
Number of Product Regulatory Approvals by the FDA and EMA and IND/CTAs submitted to the FDA and EMA
Number of Development Programs that Achieve Proofs of Concept or Meet Clinical Milestones

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount	$ 122.40	104.49	103.71
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss) Attributable to Parent	$ 141,600,000	$ (64,100,000)	$ 854,000,000.0
Company Selected Measure Amount	1,914,000,000	1,655,000,000	1,664,000,000
PEO Name	Jean-Jacques Bienaimé	Jean-Jacques Bienaimé	Jean-Jacques Bienaimé
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Managed Sales Revenue
Non-GAAP Measure Description [Text Block]	We determined Managed Sales Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. See footnote (2) to 2022 Program Goals and Results table set forth in our CD&A on page 60 of this Proxy Statement for a description of how this performance measure is derived from our GAAP financial reporting. Managed Sales Revenue is based on total net product revenue calculated in accordance with U.S. GAAP, except that it excludes net product revenue attributable to ALDURAZYME because the product is commercialized by Sanofi under a collaboration agreement with the Company. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Number of Product Regulatory Approvals by the FDA and EMA and IND/CTAs submitted to the FDA and EMA
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Number of Development Programs that Achieve Proofs of Concept or Meet Clinical Milestones
P E O Member Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,829,402)	$ (14,589,346)	$ (15,061,322)
P E O Member Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,857,054	14,717,062	19,256,816
Non Peo Neo Member Average Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,852,702)	(4,107,977)	(3,885,645)
Non Peo Neo Member Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,560,086	4,267,936	3,441,719
P E O Member Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,531,007	16,269,126	19,065,108
P E O Member Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,607,769	173,631	578,838
P E O Member Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,281,722)	(1,725,695)	(387,130)
P E O Member Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,857,054	14,717,062	19,256,816
Non P E O N E O Member Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,541,104	4,580,949	4,289,689
Non P E O N E O Member Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,376,323	73,649	109,067
Non P E O N E O Member Average Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(357,341)	(386,662)	(79,431)
Non P E O N E O Member Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(877,606)
Non P E O N E O Member Average Value Of Dividends Or Other Earnings Paidon Stock Or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Total Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,560,086	$ 4,267,936	$ 3,441,719